Intangible Assets	6 Months Ended
Jun. 30, 2014
INTANGIBLE ASSETS [Abstract]
Intangible Assets
NOTE 5 — INTANGIBLE ASSETS

Intangible assets and unfavorable leases terms as of June 30, 2014 and December 31, 2013 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2012	$ 248,528	$ (88,049)	$(160,479)
Additions	-	(37,869	)(37,869)
Accelerated amortization	-	(3,205	)(3,205)
Total favorable lease terms charter-out December 31, 2013	$ 248,528	$ (129,123)	$119,405
Additions	-	(13,976	)(13,976)
Accelerated amortization	(89,541)	67,478	(22,063)
Total favorable lease terms charter-out June 30, 2014	$158,987	$ (75,621)	$83,366

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Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2014 and 2013 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
Favorable lease terms charter-out	$ (4,655)	$ (9,614)	$ (13,976)	$ (19,226)
Acceleration of favorable lease term	-	(3,205	)(22,063)	(3,205)
Total	$ (4,655)	$(12,819)	$ (36,039)	$ (22,431)

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The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2015	$ 18,621
2016	14,125
2017	13,389
2018	13,389
2019	11,624
2020 and thereafter	12,218
$ 83,366

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During the six month period ended June 30, 2014, Navios Partners' accelerated $22,010 of amortization of the Navios Pollux favorable lease intangible due to a change in its useful life following the termination of the credit default insurance policy. The additional amount of $53 of accelerated amortization incurred in the six month period ended June 30, 2014, relates to the expiration of the intangible assets associated with two vessels of our fleet.

In relation to Navios Partners' new suspension agreement, entered into in June 2013, the amount of $3,205 of the Navios Melodia favorable lease term that corresponded to the suspension period until April 2016 was written - off in the statement of income under the caption of Depreciation and amortization.

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 8.7 years for favorable lease terms charter out.